Income Taxes (Details) - Schedule of reconciliation between the income tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation between the income tax expense [Abstract]
Loss before income tax	$ (33,624)	$ (59,474)	$ (54,266)
Tax credit at the U.S. federal corporate income tax rate of 21%	(7,061)	(12,490)	(11,396)
Tax effect of permanent differences	(2,152)	(2,961)	(4,033)
Tax effect of income tax rate difference in other jurisdictions	2,511	4,076	3,417
Changes in valuation allowance	6,702	11,669	17,943
Others	1	(105)	494
Income tax expense	$ 1	$ 189	$ 6,425